Reconciliation of Financial Statements to Schedule H of Form 5500 - Reconciliation of Net Income (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase	$ 21,738,030
Excess contribution payable	356,230	$ 231,975
Net increase per Form 5500	$ 21,862,285